Filed pursuant to Rule 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers Montag & Caldwell Balanced Fund

(formerly ASTON/Montag & Caldwell Balanced Fund)

Supplement dated November 1, 2017 to the Prospectus, dated February 27, 2017, as revised October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Montag & Caldwell Balanced Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated and revised as noted above.

Effective November 1, 2017 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.04% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG Managers Montag & Caldwell Balanced Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 19 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.48%	0.48%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.39%	1.14%
Fee Waiver and Expense Reimbursements[2]	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.36%	1.11%

1 Expense information has been restated to reflect current fees.

2 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.04% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that

ST455

such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$138	$436	$757	$1,665
Class I	$113	$358	$624	$1,382

The third paragraph of the section under “Additional Information About the Funds – AMG Managers Montag & Caldwell Balanced Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 43 will be deleted and replaced with the following:

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.04% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers Montag & Caldwell Mid Cap Growth Fund

(formerly ASTON/Montag & Caldwell Mid Cap Growth Fund)

Supplement dated November 1, 2017 to the Prospectus, dated February 27, 2017, as revised October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Montag & Caldwell Mid Cap Growth Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated and revised as noted above.

Effective November 1, 2017 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.95% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG Managers Montag & Caldwell Mid Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 25 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.84%	0.84%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.85%	1.60%
Fee Waiver and Expense Reimbursements[2]	(0.59)%	(0.59)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.26%	1.01%

1 Expense information has been restated to reflect current fees.

2 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.95% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager,

ST456

the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$128	$504	$926	$2,104
Class I	$103	$427	$796	$1,833

The third paragraph of the section under “Additional Information About the Funds – AMG Managers Montag & Caldwell Mid Cap Growth Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 47 will be deleted and replaced with the following:

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.95% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers Value Partners Asia Dividend Fund

(formerly ASTON/Value Partners Asia Dividend Fund)

Supplement dated November 1, 2017 to the Prospectus, dated February 27, 2017, as revised October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Value Partners Asia Dividend Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated and revised as noted above.

Effective November 1, 2017 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.15% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG Managers Value Partners Asia Dividend Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 28 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class N	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[2]	1.65%	1.65%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	2.71%	2.46%
Fee Waiver and Expense Reimbursements[3]	(1.30)%	(1.30)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	1.41%	1.16%

1 Expense information has been restated to reflect current fees.

2 Other Expenses have been restated to reflect applicable organizational fees for the current fiscal year.

ST457

3 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.15% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$144	$674	$1,278	$2,912
Class I	$118	$598	$1,151	$2,662

The fourth paragraph of the section under “Additional Information About the Funds – AMG Managers Value Partners Asia Dividend Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 49 will be deleted and replaced with the following:

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.15% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers DoubleLine Core Plus Bond Fund

(formerly ASTON/DoubleLine Core Plus Fixed Income Fund)

Supplement dated November 1, 2017 to the Prospectus, dated October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers DoubleLine Core Plus Bond Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective November 1, 2017 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.61% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 3 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z1
Management Fee[2]	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[2]	0.32%	0.32%	0.24%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.04%	0.79%	0.71%
Fee Waiver and Expense Reimbursements[3,4]	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3,4]	0.95%	0.70%	0.62%

1 Because Class Z shares will have commenced operations on or following the date of this Prospectus, these amounts are based on estimates for the current fiscal year.

2 Expense information has been restated to reflect current fees.

3 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.61% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of

ST458

up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

4 The Investment Manager has contractually agreed to waive the administration fee in an amount equal to an annual rate of 0.0052% through October 1, 2018.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual administration fee waiver through October 1, 2018 and contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$97	$319	$562	$1,260
Class I	$72	$240	$427	$967
Class Z	$63	$215	$383	$871

The subsection under “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund” titled “Buying and Selling Fund Shares – Additional Investment Minimum” on page 6 will be deleted and replaced with the following:

Additional Investment Minimum

Class N and Class I (all accounts): $100

Class Z (all accounts): $1,000

The third paragraph of the section under “Additional Information About the Funds – AMG Managers DoubleLine Core Plus Bond Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 42 will be deleted and replaced with the following:

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.61% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund. The Investment Manager has contractually agreed to waive the administration fee in an amount equal to an annual rate of 0.0052% through October 1, 2018.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers Fairpointe ESG Equity Fund

(formerly AMG Managers Fairpointe Focused Equity Fund)

Supplement dated November 1, 2017 to the Prospectus, dated February 27, 2017, as revised October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Fairpointe ESG Equity Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated and revised as noted above.

Effective November 1, 2017 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.82% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG Managers Fairpointe ESG Equity Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 6 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1,2]	1.25%	1.25%
Total Annual Fund Operating Expenses	2.20%	1.95%
Fee Waiver and Expense Reimbursements[3]	(1.05)%	(1.05)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	1.15%	0.90%

1 Expense information has been restated to reflect current fees.

2 Other expenses have been restated to exclude organizational fees from the prior fiscal year.

3 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.82% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that

ST459

such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$117	$551	$1,050	$2,422
Class I	$92	$474	$920	$2,160

The third paragraph of the section under “Additional Information About the Funds – AMG Managers Fairpointe ESG Equity Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 35 will be deleted and replaced with the following:

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.82% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers Guardian Capital Global Dividend Fund

(formerly ASTON/Guardian Capital Global Dividend Fund)

Supplement dated November 1, 2017 to the Prospectus, dated February 27, 2017, as revised October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Guardian Capital Global Dividend Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated and revised as noted above.

Effective November 1, 2017 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.05% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG Managers Guardian Capital Global Dividend Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 9 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class N	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	1.50%	1.50%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	2.46%	2.21%
Fee Waiver and Expense Reimbursements[2]	(1.15)%	(1.15)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.31%	1.06%

1 Expense information has been restated to reflect current fees.

ST460

2 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.05% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$133	$618	$1,170	$2,678
Class I	$108	$541	$1,042	$2,422

The third paragraph of the section under “Additional Information About the Funds – AMG Managers Guardian Capital Global Dividend Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 37 will be deleted and replaced with the following:

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.05% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG GW&K U.S. Small Cap Growth Fund

(formerly ASTON Small Cap Fund)

Supplement dated November 1, 2017 to the Prospectus, dated February 27, 2017, as revised October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG GW&K U.S. Small Cap Growth Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated and revised as noted above.

Effective November 1, 2017 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG GW&K U.S. Small Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 3 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z1
Management Fee[2]	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[2]	0.35%	0.35%	0.28%
Total Annual Fund Operating Expenses	1.30%	1.05%	0.98%
Fee Waiver and Expense Reimbursements[3]	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	1.22%	0.97%	0.90%

1 Because Class Z shares commenced operations on February 24, 2017, these amounts are based on estimates for the current fiscal year.

2 Expense information has been restated to reflect current fees.

3 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager,

ST461

the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$124	$401	$703	$1,558
Class I	$99	$323	$569	$1,273
Class Z	$92	$301	$531	$1,192

The third paragraph of the section under “Additional Information About the Funds – AMG GW&K U.S. Small Cap Growth Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 33 will be deleted and replaced with the following:

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers Lake Partners LASSO Alternatives Fund

(formerly ASTON/Lake Partners LASSO Alternatives Fund)

Supplement dated November 1, 2017 to the Prospectus, dated February 27, 2017, as revised October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Lake Partners LASSO Alternatives Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated and revised as noted above.

Effective November 1, 2017 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.09% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG Managers Lake Partners LASSO Alternatives Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 12 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.30%	0.30%
Acquired Fund Fees and Expenses
Dividend and Interest Expense on Short Sales[2]	0.42%	0.42%
Other Acquired Fund Fees and Expenses	1.32%	1.32%
Total Acquired Fund Fees and Expenses	1.74%	1.74%
Total Annual Fund Operating Expenses	3.19%	2.94%
Fee Waiver and Expense Reimbursements[3]	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	3.14%	2.89%

1 Expense information has been restated to reflect current fees.

2 Estimated dividend and interest expense on short sales in underlying funds that engage in short selling, based on publicly available information.

3 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including

ST462

interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.09% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$317	$977	$1,663	$3,489
Class I	$292	$903	$1,542	$3,257

The third paragraph of the section under “Additional Information About the Funds – AMG Managers Lake Partners LASSO Alternatives Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 39 will be deleted and replaced with the following:

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.09% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers LMCG Small Cap Growth Fund

(formerly ASTON/LMCG Small Cap Growth Fund)

Supplement dated November 1, 2017 to the Prospectus, dated February 27, 2017, as revised October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers LMCG Small Cap Growth Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated and revised as noted above.

Effective November 1, 2017 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.03% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 16 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.34%	0.33%
Total Annual Fund Operating Expenses	1.49%	1.23%
Fee Waiver and Expense Reimbursements[2]	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.35%	1.09%

1 Expense information has been restated to reflect current fees.

2 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.03% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and

ST463

Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$137	$452	$795	$1,763
Class I	$111	$372	$657	$1,472

The third paragraph of the section under “Additional Information About the Funds – AMG Managers LMCG Small Cap Growth Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 41 will be deleted and replaced with the following:

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.03% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG River Road Focused Absolute Value Fund

(formerly ASTON/River Road Focused Absolute Value Fund)

Supplement dated November 1, 2017 to the Prospectus, dated October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG River Road Focused Absolute Value Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective November 1, 2017 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.71% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG River Road Focused Absolute Value Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 26 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z1
Management Fee[2]	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[2,3]	1.10%	1.10%	1.06%
Total Annual Fund Operating Expenses	1.95%	1.70%	1.66%
Fee Waiver and Expense Reimbursements[4]	(0.95)%	(0.95)%	(0.95)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[4]	1.00%	0.75%	0.71%

1 Because Class Z shares will have commenced operations on or following the date of this Prospectus, these amounts are based on estimates for the current fiscal year.

2 Expense information has been restated to reflect current fees.

3 “Other Expenses” have been restated to exclude organizational fees from the prior fiscal year.

4 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.71% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of

ST464

up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$102	$488	$933	$2,171
Class I	$77	$410	$802	$1,901
Class Z	$73	$398	$781	$1,857

The subsection under “Summary of the Funds – AMG River Road Focused Absolute Value Fund” titled “Buying and Selling Fund Shares – Additional Investment Minimum” on page 29 will be deleted and replaced with the following:

Additional Investment Minimum

Class N and Class I (all accounts): $100

Class Z (all accounts): $1,000

The fourth paragraph of the section under “Additional Information About the Funds – AMG River Road Focused Absolute Value Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 55 will be deleted and replaced with the following:

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.71% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG River Road Long-Short Fund

(formerly ASTON/River Road Long-Short Fund)

Supplement dated November 1, 2017 to the Prospectus, dated October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG River Road Long-Short Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective November 1, 2017 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.12% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG River Road Long-Short Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 30 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z1
Management Fee[2]	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[2,3]
Other Operating Expenses	0.44%	0.44%	0.36%
Dividend and Interest Expense on Short Sales	1.78%	1.78%	1.78%
Total Other Expenses[2,3]	2.22%	2.22%	2.14%
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	3.41%	3.16%	3.08%
Fee Waiver and Expense Reimbursements[4]	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[4]	3.32%	3.07%	2.99%

1 Because Class Z shares will have commenced operations on or following the date of this Prospectus, these amounts are based on estimates for the current fiscal year.

2 Expense information has been restated to reflect current fees.

3 Other expenses include dividends or interest on short sales of securities, which are paid to the lender of the security, and stock loan fees, which are paid to the prime broker.

4 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund

ST465

Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.12% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$335	$1,036	$1,764	$3,686
Class I	$310	$963	$1,644	$3,458
Class Z	$302	$940	$1,605	$3,384

The subsection under “Summary of the Funds – AMG River Road Long-Short Fund” titled “Buying and Selling Fund Shares – Additional Investment Minimum” on page 33 will be deleted and replaced with the following:

Additional Investment Minimum

Class N and Class I (all accounts): $100

Class Z (all accounts): $1,000

The third paragraph of the section under “Additional Information About the Funds – AMG River Road Long-Short Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 57 will be deleted and replaced with the following:

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.12% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG River Road Small-Mid Cap Value Fund

(formerly AMG River Road Select Value Fund)

Supplement dated November 1, 2017 to the Prospectus, dated October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG River Road Small-Mid Cap Value Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective November 1, 2017 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.04% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG River Road Small-Mid Cap Value Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 34 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z1
Management Fee[2]	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[2]	0.40%	0.40%	0.34%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.45%	1.20%	1.14%
Fee Waiver and Expense Reimbursements[3]	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	1.40%	1.15%	1.09%

1 Because Class Z shares will have commenced operations on or following the date of this Prospectus, these amounts are based on estimates for the current fiscal year.

2 Expense information has been restated to reflect current fees.

3 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.04% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of

ST466

up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$143	$452	$786	$1,729
Class I	$117	$374	$653	$1,449
Class Z	$111	$356	$621	$1,380

The subsection under “Summary of the Funds – AMG River Road Small-Mid Cap Value Fund” titled “Buying and Selling Fund Shares – Additional Investment Minimum” on page 36 will be deleted and replaced with the following:

Additional Investment Minimum

Class N and Class I (all accounts): $100

Class Z (all accounts): $1,000

The third paragraph of the section under “Additional Information About the Funds – AMG River Road Small-Mid Cap Value Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 59 will be deleted and replaced with the following:

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.04% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG River Road Dividend All Cap Value Fund

(formerly ASTON/River Road Dividend All Cap Value Fund)

Supplement dated November 1, 2017 to the Prospectus, dated October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG River Road Dividend All Cap Value Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective November 1, 2017 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.99% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The subsection under “Summary of the Funds – AMG River Road Dividend All Cap Value Fund” titled “Buying and Selling Fund Shares – Additional Investment Minimum” on page 21 will be deleted and replaced with the following:

Additional Investment Minimum

Class N and Class I (all accounts): $100

Class Z (all accounts): $1,000

The third paragraph of the section under “Additional Information About the Funds – AMG River Road Dividend All Cap Value Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 51 will be deleted and replaced with the following:

The Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.99% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST467

Filed pursuant to Rule 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG River Road Dividend All Cap Value Fund II

(formerly ASTON/River Road Dividend All Cap Value Fund II)

Supplement dated November 1, 2017 to the Prospectus, dated October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG River Road Dividend All Cap Value Fund II (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective November 1, 2017 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.99% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The subsection under “Summary of the Funds – AMG River Road Dividend All Cap Value Fund II” titled “Buying and Selling Fund Shares – Additional Investment Minimum” on page 25 will be deleted and replaced with the following:

Additional Investment Minimum

Class N and Class I (all accounts): $100

Class Z (all accounts): $1,000

The third paragraph of the section under “Additional Information About the Funds – AMG River Road Dividend All Cap Value Fund II” titled “Additional Information About the Fund’s Expenses and Performance” on page 53 will be deleted and replaced with the following:

The Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.99% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST468

Filed pursuant to Rule 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers Silvercrest Small Cap Fund

(formerly ASTON/Silvercrest Small Cap Fund)

Supplement dated November 1, 2017 to the Prospectus, dated October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Silvercrest Small Cap Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective November 1, 2017 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.08% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 16 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z1
Management Fee[2]	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[2]	0.30%	0.30%	0.23%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.46%	1.21%	1.14%
Fee Waiver and Expense Reimbursements[3]	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	1.41%	1.16%	1.09%

1 Because Class Z shares will have commenced operations on or following the date of this Prospectus, these amounts are based on estimates for the current fiscal year.

2 Expense information has been restated to reflect current fees.

3 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.08% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of

ST469

up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$144	$455	$791	$1,741
Class I	$118	$377	$659	$1,460
Class Z	$111	$356	$621	$1,380

The subsection under “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund” titled “Buying and Selling Fund Shares – Additional Investment Minimum” on page 18 will be deleted and replaced with the following:

Additional Investment Minimum

Class N and Class I (all accounts): $100

Class Z (all accounts): $1,000

The third paragraph of the section under “Additional Information About the Funds – AMG Managers Silvercrest Small Cap Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 49 will be deleted and replaced with the following:

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.08% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG GW&K U.S. Small Cap Growth Fund

AMG Managers Fairpointe ESG Equity Fund

AMG Managers Guardian Capital Global Dividend Fund

AMG Managers Lake Partners LASSO Alternatives Fund

AMG Managers LMCG Small Cap Growth Fund

AMG Managers Montag & Caldwell Balanced Fund

AMG Managers Montag & Caldwell Growth Fund

AMG Managers Montag & Caldwell Mid Cap Growth Fund

AMG Managers Value Partners Asia Dividend Fund

Supplement dated November 1, 2017 to the Statement of Additional Information, dated February 27, 2017, as supplemented April 4, 2017 and September 22, 2017

The following information supplements and supersedes any information to the contrary relating to AMG GW&K U.S. Small Cap Growth Fund (formerly ASTON Small Cap Fund), AMG Managers Fairpointe ESG Equity Fund (formerly AMG Managers Fairpointe Focused Equity Fund), AMG Managers Guardian Capital Global Dividend Fund (formerly ASTON/Guardian Capital Global Dividend Fund), AMG Managers Lake Partners LASSO Alternatives Fund (formerly ASTON/Lake Partners LASSO Alternatives Fund), AMG Managers LMCG Small Cap Growth Fund (formerly ASTON/LMCG Small Cap Growth Fund), AMG Managers Montag & Caldwell Balanced Fund (formerly ASTON/Montag & Caldwell Balanced Fund), AMG Managers Montag & Caldwell Growth Fund (formerly ASTON/Montag & Caldwell Growth Fund), AMG Managers Montag & Caldwell Mid Cap Growth Fund (formerly ASTON/Montag & Caldwell Mid Cap Growth Fund) and AMG Managers Value Partners Asia Dividend Fund (formerly ASTON/Value Partners Asia Dividend Fund), each a series of AMG Funds IV (formerly Aston Funds) (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective November 1, 2017 (the “Implementation Date”), AMG GW&K U.S. Small Cap Growth Fund’s, AMG Managers Fairpointe ESG Equity Fund’s, AMG Managers Guardian Capital Global Dividend Fund’s, AMG Managers Lake Partners LASSO Alternatives Fund’s, AMG Managers LMCG Small Cap Growth Fund’s, AMG Managers Montag & Caldwell Balanced Fund’s, AMG Managers Montag & Caldwell Mid Cap Growth Fund’s and AMG Managers Value Partners Asia Dividend Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate, as stated in each Fund’s prospectus, of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the SAI will be revised as follows:

The section titled “Expense Limitations” on pages 110-115 is deleted and replaced with the following:

Expense Limitations

From time to time, the Investment Manager may agree to limit a Fund’s expenses by agreeing to waive all or a portion of the investment management fee and certain other fees it would otherwise be entitled to receive from a Fund and/or reimburse certain Fund expenses above a specified maximum amount (i.e., an “expense limitation”). The Investment Manager may waive all or a portion of its fees and/or reimburse Fund expenses for a number of reasons, such as passing on to a Fund and its shareholders

ST470

the benefit of reduced portfolio management fees resulting from a waiver by the Investment Manager or Subadviser of all or a portion of the fees it would otherwise be entitled to receive from a Fund, or attempting to make a Fund’s performance more competitive as compared to similar funds. The effect of any contractual expense limitations in effect at the date of this SAI is reflected in the tables below and in the Annual Fund Operating Expenses table (including footnotes thereto) located in the front of each Fund’s Prospectus. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to a Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses (exclusive of the items noted in each Fund’s Prospectus) to exceed its contractual expense limitation amount. In general, contractual expense limitations are only terminated at the end of a term, and shareholders will generally be notified of any change on or about the time that it becomes effective.

All fees waived and/or expenses reimbursed to (or repayments by) the U.S. Small Cap Growth Fund, Alternatives Fund, Small Cap Growth Fund, Balanced Fund, Growth Fund and Mid Cap Growth Fund for the fiscal years ended October 31, 2014, October 31, 2015 and October 31, 2016; the Global Dividend Fund for the period from April 14, 2014 (the date the Fund commenced operations) through October 31, 2014 and the fiscal years ended October 31, 2015 and October 31, 2016; ESG Equity Fund for the period from December 24, 2014 (the date the Fund commenced operations) through October 31, 2015 and the fiscal year ended October 31, 2016; and the Asia Dividend Fund for the period from December 16, 2015 (the date the Fund commenced operations) through October 31, 2016, are set forth in the table below. These amounts include fees waived and/or expenses reimbursed to (or repayments by) the Funds pursuant to expense reimbursement agreements between the Funds and the Investment Manager that were in place prior to November 1, 2017.

U.S. Small Cap Growth Fund
Fiscal Year Ended October 31, 2016	$38,534
Fiscal Year Ended October 31, 2015	$0
Fiscal Year Ended October 31, 2014	$0

ESG Equity Fund
Fiscal Year Ended October 31, 2016	$103,052
Period Ended October 31, 2015	$128,683

Global Dividend Fund
Fiscal Year Ended October 31, 2016	$96,649
Fiscal Year Ended October 31, 2015	$122,164
Period Ended October 31, 2014	$89,764

Alternatives Fund
Fiscal Year Ended October 31, 2016	$101,268
Fiscal Year Ended October 31, 2015	$68,670
Fiscal Year Ended October 31, 2014	$(87,814)

Small Cap Growth Fund
Fiscal Year Ended October 31, 2016	$245,604
Fiscal Year Ended October 31, 2015	$242,740
Fiscal Year Ended October 31, 2014	$131,012

Balanced Fund
Fiscal Year Ended October 31, 2016	$40,082
Fiscal Year Ended October 31, 2015	$57,055
Fiscal Year Ended October 31, 2014	$54,524

Growth Fund
Fiscal Year Ended October 31, 2016	$0
Fiscal Year Ended October 31, 2015	$0
Fiscal Year Ended October 31, 2014	$0

Mid Cap Growth Fund
Fiscal Year Ended October 31, 2016	$88,726
Fiscal Year Ended October 31, 2015	$91,195
Fiscal Year Ended October 31, 2014	$107,191

Asia Dividend Fund
Period Ended October 31, 2016	$186,328

The amounts set forth in the table above include fees waived and/or expenses reimbursed by Aston prior to the merger of Aston with and into the Investment Manager, including amounts waived and/or reimbursed pursuant to expense reimbursement agreements between the Funds and Aston that were in place prior to the October 1, 2016 merger of Aston with and into the Investment Manager. In connection with the merger, all obligations of the Funds and Aston existing under such agreements at the time of the merger, including any obligations of the Funds to reimburse Aston for fees waived or expenses reimbursed, were expressly assumed by the Funds and the Investment Manager, respectively, under the Amended and Restated Expense Reimbursement Agreement.

The Investment Manager also serves as the administrator to the Funds and receives compensation from the Trust pursuant to an administration agreement between the Trust and the Investment Manager. For more information about the administration agreement, see “Administrative Services” below.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)
File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG Managers DoubleLine Core Plus Bond Fund

AMG Managers Fairpointe Mid Cap Fund

AMG Managers Pictet International Fund

AMG Managers Silvercrest Small Cap Fund

AMG River Road Dividend All Cap Value Fund

AMG River Road Dividend All Cap Value Fund II

AMG River Road Focused Absolute Value Fund

AMG River Road Long-Short Fund

AMG River Road Small-Mid Cap Value Fund

AMG River Road Small Cap Value Fund

Supplement dated November 1, 2017 to the Statement of Additional Information, dated October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers DoubleLine Core Plus Bond Fund (formerly ASTON/DoubleLine Core Plus Fixed Income Fund), AMG Managers Fairpointe Mid Cap Fund (formerly ASTON/Fairpointe Mid Cap Fund), AMG Managers Pictet International Fund (formerly ASTON/Pictet International Fund), AMG Managers Silvercrest Small Cap Fund (formerly ASTON/Silvercrest Small Cap Fund), AMG River Road Dividend All Cap Value Fund (formerly ASTON/River Road Dividend All Cap Value Fund), AMG River Road Dividend All Cap Value Fund II (formerly ASTON/River Road Dividend All Cap Value Fund II), AMG River Road Focused Absolute Value Fund (formerly ASTON/River Road Focused Absolute Value Fund), AMG River Road Long-Short Fund (formerly ASTON/River Road Long-Short Fund), AMG River Road Small-Mid Cap Value Fund (formerly AMG River Road Select Value Fund) and AMG River Road Small Cap Value Fund (formerly ASTON/River Road Small Cap Value Fund), each a series of AMG Funds IV (formerly Aston Funds) (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statement of Additional Information (the “SAI”), dated as noted above.

Effective November 1, 2017 (the “Implementation Date”), AMG Managers DoubleLine Core Plus Bond Fund’s, AMG Managers Silvercrest Small Cap Fund’s, AMG River Road Dividend All Cap Value Fund’s, AMG River Road Dividend All Cap Value Fund II’s, AMG River Road Focused Absolute Value Fund’s, AMG River Road Long-Short Fund’s and AMG River Road Small-Mid Cap Value Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate, as stated in each Fund’s prospectus, of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, the SAI will be revised as follows:

The section titled “Expense Limitations” on pages 88-90 is deleted and replaced with the following:

Expense Limitations

From time to time, the Investment Manager may agree to limit a Fund’s expenses by agreeing to waive all or a portion of the investment management fee and certain other fees it would otherwise be entitled to receive from a Fund and/or reimburse certain Fund expenses above a specified maximum amount (i.e., an “expense limitation”). The Investment Manager may waive all or a portion of its fees and/or reimburse Fund expenses for a number of reasons, such as passing on to a Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by the Investment Manager or Subadviser of all or a portion of the fees it would otherwise be entitled to receive from a Fund, or

ST471

attempting to make a Fund’s performance more competitive as compared to similar funds. The effect of any contractual expense limitations in effect at the date of this SAI is reflected in the tables below and in the Annual Fund Operating Expenses table (including footnotes thereto) located in the front of each Fund’s Prospectus. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to a Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses (exclusive of the items noted in each Fund’s Prospectus) to exceed its contractual expense limitation amount. In general, contractual expense limitations are only terminated at the end of a term, and shareholders will generally be notified of any change on or about the time that it becomes effective.

All fees waived and/or expenses reimbursed to (or repayments by) the Core Plus Bond Fund, Mid Cap Fund, Small Cap Fund, All Cap Value Fund, All Cap Value Fund II, Long-Short Fund, Small-Mid Cap Value Fund and Small Cap Value Fund for the fiscal years ended October 31, 2014, October 31, 2015 and October 31, 2016; the International Fund for the period from April 14, 2014 (the date the Fund commenced operations) through October 31, 2014 and the fiscal years ended October 31, 2015 and October 31, 2016; and the Focused Absolute Value Fund for the period from November 3, 2015 (the date the Fund commenced operations) through October 31, 2016, are set forth in the table below. These amounts include fees waived and/or expenses reimbursed to (or repayments by) the Funds pursuant to expense reimbursement agreements between the Funds and the Investment Manager that were in place prior to November 1, 2017, or in the case of the International Fund, prior to July 1, 2017.

Core Plus Bond Fund
Fiscal Year Ended October 31, 2016	$494,265
Fiscal Year Ended October 31, 2015	$380,220
Fiscal Year Ended October 31, 2014	$199,971

Mid Cap Fund
Fiscal Year Ended October 31, 2016	$0
Fiscal Year Ended October 31, 2015	$0
Fiscal Year Ended October 31, 2014	$0

International Fund
Fiscal Year Ended October 31, 2016	$(156,874)
Fiscal Year Ended October 31, 2015	$175,077
Period Ended October 31, 2014	$102,208

Small Cap Fund
Fiscal Year Ended October 31, 2016	$99,164
Fiscal Year Ended October 31, 2015	$77,805
Fiscal Year Ended October 31, 2014	$108,554

All Cap Value Fund
Fiscal Year Ended October 31, 2016	$0
Fiscal Year Ended October 31, 2015	$0
Fiscal Year Ended October 31, 2014	$0

All Cap Value Fund II
Fiscal Year Ended October 31, 2016	$0
Fiscal Year Ended October 31, 2015	$0
Fiscal Year Ended October 31, 2014	$(95,878)

Focused Absolute Value Fund
Period Ended October 31, 2016	$170,129

Long-Short Fund
Fiscal Year Ended October 31, 2016	$74,866
Fiscal Year Ended October 31, 2015	$(34,948)
Fiscal Year Ended October 31, 2014	$(103,715)

Small-Mid Cap Value Fund
Fiscal Year Ended October 31, 2016	$62,677
Fiscal Year Ended October 31, 2015	$0
Fiscal Year Ended October 31, 2014	$0

Small Cap Value Fund
Fiscal Year Ended October 31, 2016	$0
Fiscal Year Ended October 31, 2015	$0
Fiscal Year Ended October 31, 2014	$0

The amounts set forth in the table above include fees waived and/or expenses reimbursed by Aston prior to the merger of Aston with and into the Investment Manager, including amounts waived and/or reimbursed pursuant to expense reimbursement agreements between the Funds and Aston that were in place prior to the October 1, 2016 merger of Aston with and into the Investment Manager. In connection with the merger, all obligations of the Funds and Aston existing under such agreements at the time of the merger, including any obligations of the Funds to reimburse Aston for fees waived or expenses reimbursed, were expressly assumed by the Funds and the Investment Manager, respectively, under the Amended and Restated Expense Reimbursement Agreement.

The Investment Manager also serves as the administrator to the Funds and receives compensation from the Trust pursuant to an administration agreement between the Trust and the Investment Manager. For more information about the administration agreement, see “Administrative Services” below.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers Fairpointe Mid Cap Fund

(formerly ASTON/Fairpointe Mid Cap Fund)

AMG Managers Pictet International Fund

(formerly ASTON/Pictet International Fund)

AMG River Road Small Cap Value Fund

(formerly ASTON/River Road Small Cap Value Fund)

Supplement dated November 1, 2017 to the Prospectus, dated October 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Fairpointe Mid Cap Fund, AMG Managers Pictet International Fund and AMG River Road Small Cap Value Fund, each a series of AMG Funds IV (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, with respect to each Fund, the subsection under “Summary of the Funds” titled “Buying and Selling Fund Shares – Additional Investment Minimum” will be deleted and replaced with the following:

Additional Investment Minimum

Class N and Class I (all accounts): $100

Class Z (all accounts): $1,000

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST472